S000039473 [Member] Investment Strategy - Sit Quality Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing under normal market conditions at least 80% of its assets in debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities.
The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities. The balance of the Fund’s assets will be invested in investment grade debt securities issued by corporations and municipalities, and mortgage and other asset-backed securities. Investment grade debt securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Adviser. The Fund’s dollar-weighted average portfolio quality is expected to be “A” or better.
The U.S. government securities in which the Fund will invest include direct obligations of the U.S. Treasury and securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises. The Fund will invest in pass-through securities. Pass-through securities include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit.
The Fund may invest in debt securities described herein that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid by the Adviser.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In selecting securities for the Fund, the Adviser seeks securities providing relatively high current income. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a security’s credit quality, yield, maturity, liquidity and the security’s sector.
The Adviser attempts to maintain an average effective duration for the portfolio of approximately 0 to 3 years. The Adviser’s duration target within this range is based on its interest rate forecast. Duration is a measure of total price sensitivity relative to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant. Portfolios with shorter durations are typically less sensitive to changes in interest rates. The Adviser currently hedges the Fund’s duration by investing in interest rate futures and options, but not in excess of 5% of the Fund’s net assets.
The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 5 and 10 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.